Insurance Contracts - Summary of Net Liabilities of Insurance Contracts (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Insurance contracts	¥ 2,968,265	¥ 2,548,383
Long-term insurance contracts [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Insurance contracts	2,932,305	2,517,492
Short-term insurance contracts [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Claims and claim adjustment expenses	21,782	18,259
Unearned premiums	14,178	12,632	¥ 11,062
Gross [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Insurance contracts	2,973,225	2,552,736
Gross [member] | Long-term insurance contracts [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Insurance contracts	2,936,533	2,521,331	2,189,794
Gross [member] | Short-term insurance contracts [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Claims and claim adjustment expenses	21,991	18,404	14,805
Unearned premiums	14,701	13,001	11,432
Ceded [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Insurance contracts	(4,960)	(4,353)
Ceded [member] | Long-term insurance contracts [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Insurance contracts	(4,228)	(3,839)
Ceded [member] | Short-term insurance contracts [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Claims and claim adjustment expenses	(209)	(145)
Unearned premiums	¥ (523)	¥ (369)	¥ (370)